MASTER TRUST - Net Assets (Details) - John Deere Savings and Investment Plan - USD ($) $ in Thousands	Oct. 31, 2025	Oct. 31, 2024
Net Assets
Net Assets	$ 12,930,747	$ 11,029,715
Master Trust
Net Assets
Noninterest-Bearing Cash	1,055	640
Blended Interest Fund at Contract Value	315,568	363,818
Total Investments at Fair Value	14,612,022	12,356,107
Receivables	7,649	7,362
Total Assets	14,936,294	12,727,927
Liabilities	11,303	10,076
Net Assets	14,924,991	12,717,851
Master Trust | Deere & Company Common Stock
Net Assets
Total Investments at Fair Value	1,153,114	1,113,403
Master Trust | Common Collective Trust Funds
Net Assets
Total Investments at Fair Value	12,511,036	10,460,085
Master Trust | Mutual Funds
Net Assets
Total Investments at Fair Value	104,965	95,623
Master Trust | U.S. Equity Securities
Net Assets
Total Investments at Fair Value	15,836	7,735
Master Trust | Fidelity BrokerageLink Accounts
Net Assets
Total Investments at Fair Value	827,071	679,261
Plan's Interest
Net Assets
Noninterest-Bearing Cash	1,015	640
Blended Interest Fund at Contract Value	250,080	287,441
Total Investments at Fair Value	12,635,568	10,698,862
Receivables	6,034	5,842
Total Assets	12,892,697	10,992,785
Liabilities	8,934	7,984
Net Assets	12,883,763	10,984,801
Plan's Interest | Deere & Company Common Stock
Net Assets
Total Investments at Fair Value	899,582	875,487
Plan's Interest | Common Collective Trust Funds
Net Assets
Total Investments at Fair Value	10,861,475	9,100,412
Plan's Interest | Mutual Funds
Net Assets
Total Investments at Fair Value	94,254	84,290
Plan's Interest | U.S. Equity Securities
Net Assets
Total Investments at Fair Value	13,428	6,988
Plan's Interest | Fidelity BrokerageLink Accounts
Net Assets
Total Investments at Fair Value	$ 766,829	$ 631,685